8. Trade receivables (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	R$ 853,328	R$ 936,478
Current Until 30 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	527,878	594,968
Current 31 to 60 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	101,226	133,438
Current 61 to 90 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	49,696	44,642
Current 91 to 180 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	83,128	71,116
Current 181 to 360 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	36,801	26,541
Current Above 360 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	268	241
Currents [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	798,997	870,946
Overdue until 30 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	13,167	21,686
Overdue 31 to 60 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	4,726	8,338
Overdue 61 to 90 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	2,672	3,559
Overdue 91 to 180 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	11,173	15,620
Overdue 181 to 360 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	9,863	8,059
Overdue above 360 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	12,730	8,270
Overdue [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	R$ 54,331	R$ 65,532